INCOME TAXES (Schedule of Income Tax Expense (Benefit)) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current income tax expense:
PRC	$ 0	$ 0	$ (1,981,113)
Other jurisdictions	(866,955)	(554,966)	(1,881,831)
Total current income tax expense	(866,955)	(554,966)	(3,862,944)
Deferred income tax benefit(expense):
PRC	(1,318,258)	1,326,512	1,481,687
Other jurisdictions	812,947	(1,385,831)	1,253,630
Total deferred income tax benefit(expense)	(505,311)	(59,319)	2,735,317
Total income tax benefit (expense)	$ (1,372,266)	$ (614,285)	$ (1,127,627)